Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 169,661	$ 54,104	$ 27,556
Accounts receivable, net	318,859	9,374	13,000
Inventories	94,785	126,264	46,910
Deposits, prepayment and other receivables, net	394,254	517,429	70,285
Loan to A SPAC I		140,000
Total current assets	977,559	1,201,456	2,398,623
Non-current assets
Plant and equipment, net	193,194	162,157	122,673
Right-of-use assets, net	293,168	283,847	383,670
Intangible assets	2,698
Deposits, prepayment and other receivables, net	6,047
Total non-current assets	495,107	446,004	506,343
TOTAL ASSETS	1,472,666	1,647,460	2,904,966
Current liabilities
Legal fee payable	2,074,114	172,626	104,651
Accrued liabilities and other payables	398,208	241,613	289,777
Contract liabilities	8,400	7,937	1,360,168
Operating lease liabilities, current	213,546	207,128	184,651
Finance lease liabilities, current		6,446	18,758
Taxes payable	486,705	486,706	486,872
Total current liabilities	3,490,768	1,122,456	2,555,650
Non-current liabilities
Operating lease liabilities, non-current	122,981	118,979	242,187
Promissory Note	1,453,861
Convertible promissory note	4,300,000
Discount on Convertible promissory note	(819,762)
Finance lease liabilities, non-current			6,446
Total non-current liabilities	5,057,080	118,979	248,633
Total liabilities	8,547,848	1,241,435	2,804,283
Shareholders’ equity
Ordinary shares		6,981	6,018
Subscription receivable		(2,967,100)	(319,872)
Additional paid-in capital	1,415,000	4,324,834	1,458,941
Accumulated deficit	(8,003,276)	(461,351)	(591,544)
Accumulated other comprehensive (loss) income	3,370	(7,288)	9,570
Equity attributable to the shareholders of the Company	(6,584,906)	896,076	563,113
Non-controlling interests	(490,276)	(490,051)	(462,430)
Total shareholders’ equity	(7,075,182)	406,025	100,683
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,472,666	1,647,460	2,904,966
Shareholders
Current assets
Due from shareholders		354,285	2,240,872
Current liabilities
Due to shareholders
Related Party
Current liabilities
Due to a related party	$ 309,795		$ 110,773